UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Common Stocks 99.17%

Apartments (REITs) 18.45%
Apartment Investment & Management Co., Class A	125,000	$ 2,672,500
Associated Estates Realty Corp.	200,372	2,801,201
BRE Properties, Inc.	35,000	1,452,500
Camden Property Trust	50,000	2,398,500
Colonial Properties Trust	40,000	647,600
Equity Residential	225,000	10,703,250
Essex Property Trust, Inc.	10,000	1,094,400
Home Properties, Inc.	40,000	2,116,000
Mid-America Apartment Communities, Inc.	45,000	2,622,600
UDR, Inc.	250,000	5,280,000
		31,788,551

Diversified (REITs) 14.25%
Digital Realty Trust, Inc.	70,000	4,319,000
DuPont Fabros Technology, Inc.	125,000	3,143,750
Lexington Realty Trust	335,458	2,401,879
Liberty Property Trust	85,000	2,711,500
Vornado Realty Trust	126,454	10,815,611
Washington Real Estate Investment Trust	36,910	1,171,154
		24,562,894

Health Care (REITs) 8.71%
HCP, Inc.	190,000	6,836,200
Health Care REIT, Inc.	29,300	1,387,062
Healthcare Realty Trust, Inc.	84,994	1,988,010
National Health Investors, Inc.	50,200	2,211,812
Ventas, Inc.	50,000	2,578,500
		15,001,584

Hotels (REITs) 13.50%
Ashford Hospitality Trust, Inc.*	540,000	4,887,000
Chesapeake Lodging Trust	30,000	490,800
DiamondRock Hospitality Co.*	113,103	1,073,347
FelCor Lodging Trust, Inc.*	1,400,000	6,440,000
Hersha Hospitality Trust	260,000	1,346,800
Host Hotels & Resorts, Inc.	430,000	6,226,400
LaSalle Hotel Properties	80,000	1,871,200
Pebblebrook Hotel Trust*	10,000	180,100
Sunstone Hotel Investors, Inc.*	82,000	743,740
		23,259,387

Industrial (REITs) 5.34%
AMB Property Corp.	151,000	3,996,970
First Industrial Realty Trust, Inc.*	61,284	310,710
First Potomac Realty Trust	27,500	412,500
ProLogis	380,000	4,476,400
		9,196,580

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 2.05%
Sun Communities, Inc.	115,000	$ 3,530,500

Net Lease (REITs) 0.73%
National Retail Properties, Inc.	50,000	1,255,500

Office Space (REITs) 12.69%
BioMed Realty Trust, Inc.	110,000	1,971,200
Boston Properties, Inc.	100,000	8,312,000
Highwoods Properties, Inc.	35,000	1,136,450
Kilroy Realty Corp.	1,000	33,140
Mack-Cali Realty Corp.	125,000	4,088,750
SL Green Realty Corp.	100,000	6,333,000
		21,874,540

Regional Malls (REITs) 13.61%
CBL & Associates Properties, Inc.	125,000	1,632,500
Glimcher Realty Trust	254,002	1,562,112
Macerich Co. (The)	100,000	4,295,000
Pennsylvania Real Estate Investment Trust	85,000	1,008,100
Simon Property Group, Inc.	126,211	11,704,808
Taubman Centers, Inc.	73,000	3,256,530
		23,459,050

Shopping Centers (REITs) 8.72%
Developers Diversified Realty Corp.	113,000	1,267,860
Equity One, Inc.	30,000	506,400
Federal Realty Investment Trust	25,000	2,041,500
Kimco Realty Corp.	287,478	4,527,779
Regency Centers Corp.	50,000	1,973,500
Tanger Factory Outlet Centers, Inc.	25,429	1,198,723
Weingarten Realty Investors	160,900	3,510,838
		15,026,600

Storage (REITs) 1.12%
Sovran Self Storage, Inc.	51,027	1,933,923
Total Common Stocks
(Cost $176,408,074)		170,889,109

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 0.38%

Hotels (REITs) 0.38%
FelCor Lodging Trust, Inc.*	30,000	$645,600
Total Preferred Stocks
(Cost $606,709)		645,600

Total Investments — 99.55%
(Cost $177,014,783)		171,534,709
Cash and Other Assets Net of Liabilities — 0.45%		778,769
NET ASSETS — 100.00%		$172,313,478

REITs - Real Estate Investment Trusts

* Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Common Stocks 99.58%

Consumer Discretionary 9.91%
Best Buy Co., Inc.	5,003	$ 204,272
Cablevision Systems Corp., Class A	8,700	227,853
DIRECTV, Class A*	5,380	223,969
Ford Motor, Co.*	41,700	510,408
Gannett Co., Inc.	6,000	73,380
Home Depot, Inc. (The)	16,704	529,183
Marriott International, Inc., Class A	14,421	516,704
McDonald’s Corp.	10,380	773,414
NIKE, Inc., Class B	3,700	296,518
RadioShack Corp.	19,100	407,403
Royal Caribbean Cruises, Ltd.*	13,900	438,267
Tiffany & Co.	4,600	216,154
Walt Disney Co. (The)	22,300	738,353
Wyndham Worldwide Corp.	4,000	109,880
		5,265,758

Consumer Staples 11.46%
Altria Group, Inc.	37,700	905,554
Estee Lauder Cos., Inc. (The), Class A	10,000	632,300
Hershey Co. (The)	3,500	166,565
Kimberly-Clark Corp.	3,200	208,160
Kraft Foods, Inc., Class A	16,500	509,190
Mead Johnson Nutrition Co.	1,500	85,365
PepsiCo, Inc.	14,750	979,990
Philip Morris International, Inc.	20,049	1,123,145
Procter & Gamble Co. (The)	13,700	821,589
Tyson Foods, Inc., Class A	19,600	313,992
Wal-Mart Stores, Inc.	6,424	343,812
		6,089,662

Energy 9.49%
Apache Corp.	4,500	439,920
Chevron Corp.	8,500	688,925
ConocoPhillips	15,200	872,936
Devon Energy Corp.	2,850	184,509
El Paso Corp.	19,600	242,648
Exxon Mobil Corp.	14,250	880,507
Helmerich & Payne, Inc.	12,000	485,520
Murphy Oil Corp.	1,700	105,264
Noble Corp.	9,300	314,247
Pride International, Inc.*	3,800	111,834
Schlumberger, Ltd.	10,575	651,526
Suncor Energy, Inc.	2,000	65,100
		5,042,936

Financials 15.98%
Aflac, Inc.	7,500	387,825
American Express Co.	15,000	630,450

See accompanying notes to Schedules of Investments.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Bank of America Corp.	58,920	$772,441
Bank of Montreal	2,400	138,600
Berkshire Hathaway, Inc., Class B*	1,300	107,484
Citigroup, Inc.*	144,900	565,110
Equity Residential REIT	11,500	547,055
Fifth Third Bancorp	16,000	192,480
Goldman Sachs Group, Inc. (The)	4,615	667,237
Hartford Financial Services Group, Inc.	7,500	172,125
Host Hotels & Resorts, Inc. REIT	26,646	385,834
JPMorgan Chase & Co.	27,227	1,036,532
MetLife, Inc.	13,475	518,114
PNC Financial Services Group, Inc.	8,499	441,183
Principal Financial Group, Inc.	7,000	181,440
ProLogis REIT	17,000	200,260
Simon Property Group, Inc. REIT	8,659	803,036
Wells Fargo & Co.	29,686	746,009
		8,493,215

Health Care 9.56%
Abbott Laboratories	7,100	370,904
Alcon, Inc.	1,330	221,831
Allergan, Inc.	2,580	171,647
Amgen, Inc.*	8,940	492,683
Bristol-Myers Squibb Co.	10,000	271,100
Express Scripts, Inc.*	12,200	594,140
Johnson & Johnson	12,710	787,512
Medco Health Solutions, Inc.*	7,564	393,782
Merck & Co., Inc.	15,600	574,236
Pfizer, Inc.	28,300	485,911
UnitedHealth Group, Inc.	7,500	263,325
Watson Pharmaceuticals, Inc.*	5,250	222,127
WellPoint, Inc.*	4,080	231,091
		5,080,289

Industrials 12.25%
3M Co.	9,350	810,739
Boeing Co.	12,530	833,746
Caterpillar, Inc.	14,200	1,117,256
CSX Corp.	9,950	550,434
Dover Corp.	10,898	568,985
General Electric Co.	65,381	1,062,441
Tyco International, Ltd.	7,700	282,821
United Parcel Service, Inc., Class B	8,226	548,592
United Technologies Corp.	10,300	733,669
		6,508,683

Information Technology 18.70%
Akamai Technologies, Inc.*	6,600	331,188
Apple, Inc.*	5,250	1,489,688

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
Cisco Systems, Inc.*	45,400	$ 994,260
Cognizant Technology Solutions Corp., Class A*	3,250	209,527
Corning, Inc.	5,000	91,400
EMC Corp.*	59,000	1,198,290
Hewlett-Packard Co.	15,000	631,050
Intel Corp.	30,500	586,515
International Business Machines Corp.	8,058	1,080,900
Mentor Graphics Corp.*	11,000	116,270
Microsoft Corp.	29,550	723,679
NetApp, Inc.*	19,900	990,821
Oracle Corp.	24,300	652,455
Texas Instruments, Inc.	21,825	592,331
Visa, Inc., Class A	3,350	248,771
		9,937,145

Materials 4.82%
Alcoa, Inc.	11,287	136,686
Dow Chemical Co. (The)	8,650	237,529
Du Pont (E.I.) de Nemours & Co.	17,500	780,850
Freeport-McMoRan Copper & Gold, Inc.	3,800	324,482
Newmont Mining Corp.	8,000	502,480
Nucor Corp.	6,550	250,210
Packaging Corp. of America	14,280	330,868
		2,563,105

Telecommunication Services 4.99%
AT&T, Inc.	31,350	896,610
CenturyLink, Inc.	9,000	355,140
Frontier Communications Corp.	8,810	71,978
Sprint Nextel Corp.*	42,000	194,460
Verizon Communications, Inc.	31,940	1,040,925
Windstream Corp.	7,500	92,175
		2,651,288

Utilities 2.42%
Consolidated Edison, Inc.	14,900	718,478
Wisconsin Energy Corp.	9,800	566,440
		1,284,918
Total Investments — 99.58%
(Cost $48,119,296)		52,916,999
Cash and Other Assets Net of Liabilities — 0.42%		221,643
NET ASSETS — 100.00%		$53,138,642

REIT - Real Estate Investment Trust

* Non-income producing security.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 99.82%

Alabama 0.22%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$ 100,000	$ 103,396
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	105,583
		208,979

Alaska 0.71%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	250,000	258,780
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	401,110
		659,890

Arizona 0.93%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	102,483
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	750,000	654,825
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	108,459
		865,767

California 5.15%
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,041,930
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	241,017
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	239,823
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	270,100

See accompanying notes to Schedules of Investments.

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	$ 50,000	$ 51,964
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	165,000	125,022
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (OID) (XLCA), 5.00%, 09/01/37	350,000	264,320
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	556,910
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	111,157
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	259,907
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	508,455
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	506,100
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	439,005
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	22,534
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	140,000	152,242
		4,790,486

Colorado 1.30%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	298,627
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	290,237
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	107,648

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Colorado (cont.)
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	$500,000	$ 508,135
		1,204,647

Connecticut 0.82%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	229,737
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	108,162
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	262,240
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	104,679
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,581
		761,399

District of Columbia 0.60%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	530,000	559,060

Florida 5.68%
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	202,924
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	100,000	103,618
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	128,444
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	512,780
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	520,255

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	$100,000	$105,858
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	158,970
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 5.00%, 10/01/35	500,000	514,255
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	271,593
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	268,895
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	107,843
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	100,000	105,281
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	100,000	103,881
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	125,000	127,654
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	439,660
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	221,194
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (AGM) (OID), 5.38%, 06/01/31	285,000	295,747
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	210,050
Miami-Dade County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100 (Assured Guaranty), 4.90%, 07/01/35	500,000	513,215

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	$100,000	$ 108,417
Palm Beach County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/40	250,000	256,537
		5,277,071

Georgia 1.66%
Albany-Dougherty Inner City Authority, University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100 (Assured Guaranty), 5.00%, 07/01/35	250,000	260,955
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	265,947
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	256,867
Gainesville & Hall County Hospital Authority, Hospital Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.38%, 02/15/40	750,000	762,360
		1,546,129

Hawaii 0.05%
Hawaii Pacific Health, Hospital Improvements Revenue Bonds, Series B, Callable 07/01/20 @ 100 (OID), 5.75%, 07/01/40	40,000	41,661

Illinois 2.07%
City of Chicago, Local Multi-Family Housing Revenue Bonds, Callable 08/01/20 @ 100 (FHLMC), 4.75%, 02/01/31	250,000	257,105
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	253,300
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	250,000	281,040
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	258,105
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	200,000	208,148
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	180,418

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	$500,000	$ 487,005
		1,925,121

Indiana 1.50%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	750,000	752,243
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	265,937
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	106,463
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	250,000	265,663
		1,390,306

Iowa 0.35%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	329,100

Kansas 0.28%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	260,115

Kentucky 1.18%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	818,573
Kentucky Municipal Power Agency, Revenue Bonds, Series A, Callable 09/01/20 @ 100 (Assured Guaranty), 5.00%, 09/01/23	250,000	280,265
		1,098,838

Louisiana 3.20%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	272,677

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Louisiana (cont.)
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	$2,685,000	$2,699,096
		2,971,773

Maine 0.22%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	103,627
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	101,917
		205,544

Maryland 2.12%
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	253,113
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	500,970
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	500,000	518,840
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	463,703
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	61,615
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	168,524
		1,966,765

Massachusetts 0.66%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	100,000	104,467
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	100,000	104,473

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	$ 100,000	$ 101,778
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/30	100,000	98,635
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	102,560
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	103,002
		614,915

Michigan 4.88%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	174,013
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	196,737
Kalamazoo Hospital Finance Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (AGM), 5.25%, 05/15/36	500,000	520,655
Kalamazoo Hospital Finance Authority, Refunding Revenue Bonds, Callable 05/15/20 @ 100 (OID), 5.00%, 05/15/36	250,000	247,670
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	465,100
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	104,078
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	259,495
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	2,340,000	1,802,876
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	222,947
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	270,257

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	$250,000	$ 270,550
		4,534,378

Minnesota 0.22%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	206,756

Mississippi 0.27%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	255,303

Missouri 0.56%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	273,480
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	245,000	249,633
		523,113

Montana 0.28%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	260,885

Nevada 0.06%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	53,543

New Hampshire 0.39%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	252,260

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New Hampshire (cont.)
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 6.25%, 04/01/26	$ 100,000	$ 114,491
		366,751

New Jersey 5.57%
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	400,000	400,220
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	200,000	199,074
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 11/04/10 @ 100, 5.63%, 06/15/19	1,050,000	1,050,231
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	107,549
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	521,120
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.75%, 10/01/31	520,000	584,381
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	250,000	262,407
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	104,578
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	262,777
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	65,000	66,241
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	190,939

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	$ 750,000	$ 873,593
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	800,000	554,040
		5,177,150

New Mexico 0.83%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	467,023
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	233,935
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100 (OID), 4.50%, 09/01/40	75,000	73,905
		774,863

New York 16.32%
Hudson Yards Infrastructure Corp., Transit Improvements Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	1,500,000	1,494,915
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	279,320
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	262,853
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	525,770
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	102,618
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	207,758
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	509,130
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	255,565

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	$ 100,000	$ 101,806
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	251,385
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	252,820
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	253,195
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	254,387
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	736,223
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	149,552
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	201,822
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	3,000,000	2,989,980
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	92,598
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	273,267
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	104,937
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	255,067

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	$650,000	$687,609
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	529,020
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	369,303
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	760,155
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 08/15/15 @ 100 (FHA), 4.90%, 08/15/31	500,000	512,590
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	320,487
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100, (GO OF DISTS) (AGM), 4.75%, 10/01/40	165,000	169,627
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	210,874
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	258,613
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	806,655
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	101,304
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	257,483
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	208,298
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	153,426

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	$ 250,000	$ 276,830
		15,177,242

North Carolina 0.64%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	106,551
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	269,790
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	216,464
		592,805

North Dakota 1.59%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 11/04/10 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,500,000	1,476,630

Ohio 5.95%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	410,000	311,518
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	4,920,000	3,952,925
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	1,015,000	743,995
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	270,917
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	257,563
		5,536,918

Oregon 1.51%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	111,004

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Oregon (cont.)
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	$250,000	$ 273,890
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	262,523
Oregon Health & Science University, Cash Flow Management Revenue Bonds, Series A, Callable 07/01/19 @ 100, 5.88%, 07/01/33	500,000	547,670
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	209,806
		1,404,893

Pennsylvania 2.03%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	878,213
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	530,475
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	101,165
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	271,920
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	107,481
		1,889,254

Puerto Rico 15.15%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	368,385
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	514,375
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	204,082

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	$ 250,000	$ 261,560
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	256,420
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	267,585
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	555,600
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	259,400
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	211,994
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	104,152
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,525,000	1,655,372
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	382,473
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, (Assured Guaranty) (OID), 5.13%, 07/01/47	500,000	516,235
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	150,000	162,719
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	500,000	539,485
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	253,405

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	$250,000	$257,690
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	263,585
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	250,000	255,665
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	200,000	215,860
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	100,000	103,740
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	227,401
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	656,545
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	375,000	446,441
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	274,095
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	350,000	394,363
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	272,146
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	104,123
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 5.63%, 07/01/39	220,000	230,573

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	$ 175,000	$ 186,651
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	264,673
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 5.50%, 08/01/37	1,700,000	1,825,477
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	105,809
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	259,030
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	295,000	321,361
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	850,000	908,463
		14,086,933

Rhode Island 0.91%
Rhode Island Student Loan Authority, Student Loans Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	544,080
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	250,000	264,703
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	36,499
		845,282

South Carolina 0.33%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	256,407

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

South Carolina (cont.)
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	$ 50,000	$ 51,141
		307,548

South Dakota 0.11%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	103,420

Tennessee 0.23%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	217,336

Texas 6.47%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	261,757
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	110,185
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	185,691
North Texas Tollway Authority, Refunding Revenue Bonds, Series A, Callable 01/01/19 @ 100 (OID), 6.25%, 01/01/39	250,000	276,737
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	214,390
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,355,887
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	555,000	593,173
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	101,853
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/41	100,000	101,644
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	104,245

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	$1,000,000	$1,030,610
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	105,215
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	57,089
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	108,637
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	108,076
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	833,004
Tyler Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series B, Callable 07/01/17 @ 100, 5.00%, 07/01/37	500,000	471,160
		6,019,353

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	103,812

Virginia 0.27%
Virginia Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series E, Callable 04/01/20 @ 100, 4.50%, 10/01/45	250,000	249,997

Washington 1.68%
Grays Harbor County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Callable 01/01/17 @ 100, (NATL-RE) (FGIC), 5.00%, 07/01/24	250,000	267,513
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	523,485
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	261,493

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	$ 500,000	$ 509,950
		1,562,441

West Virginia 0.53%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	277,865
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	210,944
		488,809

Wisconsin 3.99%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	370,951
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	98,129
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	102,870
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/20 @ 100 (OID), 5.25%, 04/15/24	100,000	106,316
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 06/01/20 @ 100, 5.50%, 06/01/26	500,000	529,135
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,115,000	2,012,359
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	485,710
		3,705,470

Wyoming 0.24%
County of Campbell, Resource Recovery Improvements Revenue Bonds, Series A, Callable 07/15/19 @ 100, 5.75%, 07/15/39	200,000	221,310

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

Total Investments — 99.82%
(Cost $86,958,782)	$92,819,761
Cash and Other Assets Net of Liabilities — 0.18%	168,215
NET ASSETS — 100.00%	$92,987,976

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

LOC - Letter of Credit

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 1.31%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$ 200,000	$ 197,277
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	308,736
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	77,263
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	61,060
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	87,995
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	165,678
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	110,923
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	96,691
Total Collateralized Mortgage Obligations
(Cost $ 832,089)		1,105,623
Municipal Bonds 84.36%

Arizona 1.61%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	250,000	251,835
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,114,219
		1,366,054

California 3.65%
Bay Area Toll Authority, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	271,175
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	150,000	169,506
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	40,000	36,805
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,095,830
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	195,000	201,070
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	541,045
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	549,140
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	224,330
		3,088,901

See accompanying notes to Schedules of Investments.

INCOME FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Colorado 0.90%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	$ 250,000	$ 258,983
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	256,620
County of Gunnison, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	248,537
		764,140

Connecticut 1.87%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,059,510
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100 (AGM), 6.10%, 09/01/30	500,000	522,570
		1,582,080

District of Columbia 0.65%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	547,795

Florida 9.82%
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.03%, 07/01/30	100,000	102,243
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.28%, 07/01/40	200,000	206,370
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,077,010
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	502,233
City of Oakland Park, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.14%, 09/01/35	300,000	306,540

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	$ 250,000	$ 271,283
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	445,166
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	522,735
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	267,753
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	501,355
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	399,660
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,065,960
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	179,373
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,626,435
Lee Memorial Health System, Hospital Improvements Build America Revenue Bonds, Series A, 7.28%, 04/01/27	500,000	564,480
Town of Davie, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 6.85%, 10/01/40	250,000	268,495
		8,307,091

Georgia 1.79%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 6.64%, 04/01/57	500,000	538,090
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	1,000,000	977,900
		1,515,990

INCOME FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Illinois 8.98%
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	$ 350,000	$ 377,545
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	101,249
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,362,387
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	891,307
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100 (AGM), 7.13%, 01/01/35	1,000,000	1,032,950
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	1,855,349
Village of Glenwood, Public Improvements Build America Bonds, General Obligation Unlimited (AGM), 7.03%, 12/01/28	1,500,000	1,562,625
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	411,708
		7,595,120

Indiana 0.91%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	520,625
Moncks Corner Regional Recreation Corp., Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	249,940
		770,565

Kentucky 0.63%
Kentucky Municipal Power Agency, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.49%, 09/01/37	250,000	265,357
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	264,235
		529,592

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 1.33%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	$1,070,000	$1,123,907

Massachusetts 0.32%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	250,000	267,910

Michigan 7.07%
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	158,373
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	105,817
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,020,650
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	261,610
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	210,164
Lincoln Consolidated School District, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	257,410
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,945,000	2,345,427
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	430,516
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 5.90%, 05/01/27	150,000	154,187
Southwest Regional Sanitary Sewer & Water Authority, Sewer Improvements, Build America Revenue Bonds, Series A, Callable 04/01/20 @ 100 (Municipal Government Guaranteed), 6.50%, 04/01/40	500,000	519,715

INCOME FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
St. Johns Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 6.65%, 05/01/40	$250,000	$ 259,293
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	250,000	256,380
		5,979,542

Mississippi 0.66%
Mississippi Development Bank Special Obligation, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	554,595

Missouri 0.91%
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Series B, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	249,395
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	518,177
		767,572

Nebraska 0.24%
Nebraska Public Power District, Electric Light & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	199,172

Nevada 0.91%
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	545,765
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	226,659
		772,424

New Jersey 4.70%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	550,405
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	756,930

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	$ 500,000	$ 524,760
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,100,810
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	508,350
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	531,735
		3,972,990

New York 10.46%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	264,715
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	532,190
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	530,135
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,093,280
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,639,185
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,000,000	2,070,440
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	257,410
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	213,172
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,028,680

INCOME FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	$ 500,000	$ 521,155
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	526,325
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	171,087
		8,847,774

North Dakota 1.17%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	988,960

Ohio 5.43%
American Municipal Power-Ohio Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	530,275
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,127,690
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	266,510
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	264,523
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	535,575
Madison Local School District Lake County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100 (School District Credit Program), 5.70%, 04/01/35	250,000	250,565
Mariemont City School District, Refunding Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	125,000	128,156
Springfield Local School District Summit County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100 (School District Credit Program), 5.65%, 09/01/31	200,000	200,542

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
State of Ohio, Cash Flow Management, General Obligation Unlimited, Callable 04/01/20 @ 100, 4.91%, 04/01/25	$ 500,000	$ 514,480
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	264,983
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100 (AGM), 6.37%, 12/01/47	500,000	508,315
		4,591,614

Oklahoma 0.62%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	526,520

Oregon 0.31%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	264,990

Pennsylvania 2.35%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100 (State Aid Withholding), 6.88%, 02/01/36	1,000,000	1,045,220
Pennsylvania Turnpike Commission, Highway Improvements, Build America Revenue Bonds, Series B, 5.51%, 12/01/45	100,000	100,612
Philadelphia Authority For Industrial Development, Pension Funding Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	500,000	517,890
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	325,281
		1,989,003

South Dakota 0.49%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	411,616

INCOME FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Tennessee 1.91%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	$1,500,000	$1,615,785

Texas 5.01%
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	786,187
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	263,573
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	515,290
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	543,190
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,000,000	1,111,550
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	256,883
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements Revenue Bonds, Series B, Callable 11/15/20 @ 100, 6.48%, 11/15/34	500,000	515,205
Riesel Independent School District, Build America Bonds, General Obligation Unlimited, Callable 08/15/19 @ 100 (Permanent School Fund Guaranteed), 5.54%, 08/15/40	250,000	250,503
		4,242,381

Utah 0.65%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	552,740

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Market Value

Virginia 5.23%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	$ 6,365,000	$ 4,420,683

Washington 1.57%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	264,993
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	547,635
Douglas County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	253,433
Snohomish County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	250,000	262,650
		1,328,711

West Virginia 2.21%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,410,000	1,871,967
Total Municipal Bonds
(Cost $67,998,399)		71,358,184

Corporate Bonds 2.80%
Alcoa, Inc., 5.55%, 02/01/17	$ 250,000	$ 259,773
Alcoa, Inc., 6.75%, 07/15/18	500,000	539,631
Altria Group, Inc., 9.25%, 08/06/19	250,000	335,658
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	202,322
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	298,128
Liberty Property L.P., 6.63%, 10/01/17	355,000	407,187
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	209,985
UDR, Inc., 5.25%, 01/15/15	110,000	116,917
Total Corporate Bonds
(Cost $ 1,908,698)		2,369,601

INCOME FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 11.05%

Financials 11.05%
Commonwealth REIT 7.50%	50,565	$ 1,081,585
Equity Residential REIT Series N 6.48%	15,200	378,480
HSBC Holdings PLC Series 2 8.00%	8,000	215,840
Kimco Realty Corp. REIT Series F 6.65%	22,377	546,223
Kimco Realty Corp. REIT Series G 7.75%	26,100	668,682
Kimco Realty Corp. REIT Series H 6.90%	10,000	247,300
Public Storage REIT Series C 6.60%	5,825	146,382
Public Storage REIT Series H 6.95%	20,000	504,200
Public Storage REIT Series X 6.45%	10,000	249,500
Regency Centers Corp. REIT Series C 7.45%	45,200	1,138,814
Regency Centers Corp. REIT Series D 7.25%	6,496	164,024
Regency Centers Corp. REIT Series E 6.70%	15,000	371,250
Vornado Realty L.P. REIT 7.88%	38,819	1,037,244
Vornado Realty Trust REIT Series E 7.00%	2,371	60,223
Vornado Realty Trust REIT Series F 6.75%	14,300	356,070
Vornado Realty Trust REIT Series G 6.63%	72,775	1,787,354
Vornado Realty Trust REIT Series I 6.63%	16,000	394,400
Total Preferred Stocks
(Cost $ 7,866,386)		9,347,571

Total Investments — 99.52%
(Cost $78,605,572)		84,180,979
Cash and Other Assets Net of Liabilities — 0.48%		405,489

NET ASSETS — 100.00%		$84,586,468

AGM - Assured Guaranty Municipal

FSA - Financial Security Assurance

GO - General Obligation

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

XLCA - Insured by XL Capital Assurance

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2010 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$171,534,709	$52,916,999	$ —	$ 9,347,571	**
Level 2 - Other Significant Observable Inputs *	—	—	92,819,761	74,833,408
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$171,534,709	$52,916,999	$92,819,761	$84,180,979
* Industries and Security Types as defined in the Schedule of Investments ** Represents Investments in Preferred Stock in the Schedule of Investments

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	41

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2010 (UNAUDITED)

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2010.

The cost, unrealized appreciation and depreciation on a federal income tax basis at September 30, 2010 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$178,271,720	$31,105,548	$(37,842,559)	$(6,737,011)
Large Cap Value Fund	48,369,225	7,198,291	(2,650,517)	4,547,774
High Yield Tax Free Bond Fund	86,958,782	6,186,572	(325,593)	5,860,979
Income Fund	78,605,572	5,855,507	(280,100)	5,575,407

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

At December 31, 2009, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $23,390,137 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937 and $3,043,729 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $121,045 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2009 for Real Estate Growth and Income Fund and High Yield Bond Fund were $440,743 and $48,159, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	43

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/15/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/15/10

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	11/15/10

* Print the name and title of each signing officer under his or her signature.